Fair Value Measurements (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fixed Maturities [Member] | ABS [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	$ 361	[1]	$ 477
Total realized/unrealized gains (losses) included in net income	(2)	[2],[3],[4]	(27)	[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	49	[5]	22	[5]
Purchases	36		58
Settlements	(63)		(37)
Sales	(37)		(10)
Transfers into Level 3	13	[1]	82	[1]
Transfers out of Level 3	(79)	[1]	(204)	[1]
Fair value, Ending Balance	278		361	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(5)	[4],[6]	(16)	[4],[6]
Fixed Maturities [Member] | Collateralized Debt Obligations [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	368	[1]	2,581
Total realized/unrealized gains (losses) included in net income	(20)	[2],[3],[4]	(41)	[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	163	[5]	126	[5]
Purchases
Settlements	(47)		(151)
Sales	(3)		(66)
Transfers into Level 3	483	[1]	30	[1]
Transfers out of Level 3		[1]	(2,111)	[1]
Fair value, Ending Balance	944		368	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(12)	[4],[6]	(41)	[4],[6]
Fixed Maturities [Member] | CMBS [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	588	[1]	689
Total realized/unrealized gains (losses) included in net income	(83)	[2],[3],[4]	11	[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	152	[5]	52	[5]
Purchases	21		29
Settlements	(160)		(86)
Sales	(210)		(317)
Transfers into Level 3	666	[1]	268	[1]
Transfers out of Level 3	(115)	[1]	(58)	[1]
Fair value, Ending Balance	859		588	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(46)	[4],[6]	(17)	[4],[6]
Fixed Maturities [Member] | Corporate [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	2,255	[1]	2,129
Total realized/unrealized gains (losses) included in net income	3	[2],[3],[4]	(40)	[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	(46)	[5]	(31)	[5]
Purchases	264		108
Settlements	(157)		(121)
Sales	(114)		(162)
Transfers into Level 3	775	[1]	774	[1]
Transfers out of Level 3	(979)	[1]	(402)	[1]
Fair value, Ending Balance	2,001		2,255	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(7)	[4],[6]	(17)	[4],[6]
Fixed Maturities [Member] | Foreign Government Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	49	[1]	56
Total realized/unrealized gains (losses) included in net income		[2],[3],[4]		[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	2	[5]	1	[5]
Purchases	23		3
Settlements	(4)		(4)
Sales	(19)		(7)
Transfers into Level 3	5	[1]	39	[1]
Transfers out of Level 3		[1]	(39)	[1]
Fair value, Ending Balance	56		49	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period		[4],[6]		[4],[6]
Fixed Maturities [Member] | US States and Political Subdivisions Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	437	[1]	272
Total realized/unrealized gains (losses) included in net income	(5)	[2],[3],[4]		[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	41	[5]	48	[5]
Purchases	293		131
Settlements
Sales	(96)		(2)
Transfers into Level 3	25	[1]	4	[1]
Transfers out of Level 3	(468)	[1]	(16)	[1]
Fair value, Ending Balance	227		437	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(5)	[4],[6]		[4],[6]
Fixed Maturities [Member] | RMBS [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,063	[1]	1,285
Total realized/unrealized gains (losses) included in net income	(55)	[2],[3],[4]	(21)	[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	315	[5]	3	[5]
Purchases	446		25
Settlements	(151)		(135)
Sales	(207)		(16)
Transfers into Level 3	1	[1]	82	[1]
Transfers out of Level 3	(39)	[1]	(160)	[1]
Fair value, Ending Balance	1,373		1,063	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(12)	[4],[6]	(15)	[4],[6]
Fixed Maturities [Member] | Available-for-sale Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	5,121	[1]	7,489
Total realized/unrealized gains (losses) included in net income	(162)	[2],[3],[4]	(118)	[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	676	[5]	221	[5]
Purchases	1,083		354
Settlements	(582)		(534)
Sales	(686)		(580)
Transfers into Level 3	1,968	[1]	1,279	[1]
Transfers out of Level 3	(1,680)	[1]	(2,990)	[1]
Fair value, Ending Balance	5,738		5,121	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(87)	[4],[6]	(106)	[4],[6]
Fixed Maturities, FVO [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	495	[1]	522
Total realized/unrealized gains (losses) included in net income	109	[2],[3],[4]	22	[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI		[5]		[5]
Purchases	1
Settlements	(1)		(3)
Sales	(391)		(42)
Transfers into Level 3	1	[1]		[1]
Transfers out of Level 3		[1]	(4)	[1]
Fair value, Ending Balance	214		495	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	$ (4)	[4],[6]	$ 19	[4],[6]

[1]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[2]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[3]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[4]	All amounts in these rows are reported in net realized capital gains/losses. The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization DAC.
[5]	All amounts are before income taxes and amortization of DAC.
[6]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.